Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Preferred Securities & Income ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Preferred Securities & Income ETF
Class Name	Fidelity® Preferred Securities & Income ETF
Trading Symbol	FPFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 82,104,290
Holdings Count | shares	328
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$82,104,290
Number of Holdings	328
Portfolio Turnover	18%

Holdings [Text Block]	A 6.0 BBB 26.0 BB 26.3 B 1.2 CCC,CC,C 0.5 Equities 34.3 Short-Term Investments and Net Other Assets (Liabilities) 5.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 6.0 BBB - 26.0 BB - 26.3 B - 1.2 CCC,CC,C - 0.5 Equities - 34.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Preferred Securities 40.0 Preferred Stocks 34.3 Corporate Bonds 20.0 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's net assets) Preferred Securities - 40.0 Preferred Stocks - 34.3 Corporate Bonds - 20.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.7 United States 85.1 Canada 6.3 Japan 4.3 France 1.7 United Kingdom 1.6 Germany 0.7 Ireland 0.2 Netherlands 0.1 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Canada - 6.3 Japan - 4.3 France - 1.7 United Kingdom - 1.6 Germany - 0.7 Ireland - 0.2 Netherlands - 0.1 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Energy Transfer LP 4.8 Bank of New York Mellon Corp/The 4.4 Citigroup Inc 3.5 Goldman Sachs Group Inc/The 3.2 Enbridge Inc 3.0 Bank of America Corp 2.2 PNC Financial Services Group Inc/The 1.8 JPMorgan Chase & Co 1.8 Nippon Life Insurance Co 1.7 NextEra Energy Capital Holdings Inc 1.5 27.9
Fidelity Enhanced High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced High Yield ETF
Class Name	Fidelity® Enhanced High Yield ETF
Trading Symbol	FDHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 518,929,771
Holdings Count | shares	316
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$518,929,771
Number of Holdings	316
Portfolio Turnover	60%

Holdings [Text Block]	BBB 3.0 BB 42.0 B 50.5 CCC,CC,C 2.5 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 3.0 BB - 42.0 B - 50.5 CCC,CC,C - 2.5 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 97.2 Preferred Securities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 97.2 Preferred Securities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 77.6 Canada 6.9 United Kingdom 2.8 Australia 2.1 Guatemala 1.2 Italy 1.2 Cameroon 1.1 Denmark 1.0 Indonesia 0.9 Others 5.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 77.6 Canada - 6.9 United Kingdom - 2.8 Australia - 2.1 Guatemala - 1.2 Italy - 1.2 Cameroon - 1.1 Denmark - 1.0 Indonesia - 0.9 Others - 5.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 2.5 Resorts World Las Vegas LLC / RWLV Capital Inc 1.5 AmeriGas Partners LP / AmeriGas Finance Corp 1.3 Allison Transmission Inc 1.3 Delek Logistics Partners LP / Delek Logistics Finance Corp 1.3 Rithm Capital Corp 1.2 DaVita Inc 1.2 Millicom International Cellular SA 1.2 CoreWeave Inc 1.2 1011778 BC ULC / New Red Finance Inc 1.1 13.8
FIDELITY CLO ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® CLO ETF
Class Name	Fidelity® CLO ETF
Trading Symbol	FCLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® CLO ETF for the period February 10, 2026 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® CLO ETF A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 24,993,375
Holdings Count | shares	22
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$24,993,375
Number of Holdings	22
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	AAA 5.8 AA 3.0 A 4.0 BBB 4.0 BB 3.0 Not Rated 24.4 Equities 2.2 Short-Term Investments and Net Other Assets (Liabilities) 53.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.8 AA - 3.0 A - 4.0 BBB - 4.0 BB - 3.0 Not Rated - 24.4 Equities - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 53.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 40.2 CMOs and Other Mortgage Related Securities 4.0 Fixed-Income Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 53.6 ASSET ALLOCATION (% of Fund's net assets) Asset-Backed Securities - 40.2 CMOs and Other Mortgage Related Securities - 4.0 Fixed-Income Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 53.6 United States 59.8 Grand Cayman (UK Overseas Ter) 31.7 Bailiwick Of Jersey 6.5 Bermuda 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 59.8 Grand Cayman (UK Overseas Ter) - 31.7 Bailiwick Of Jersey - 6.5 Bermuda - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Freddie Mac STACR REMIC Trust 4.0 Pstat 3.0 Midocean Credit Clo Xxii 2.5 Anchorage Capital CLO Ltd 2.5 OCP CLO Ltd 2.5 Galaxy Clo Ltd 2.5 Trestles CLO X Ltd 2.5 Fidelity AAA CLO ETF 2.2 Carlyle Us CLO Ltd 2.0 Fortress Credit Bsl VIII Ltd 2.0 25.7
Fidelity Sustainable High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable High Yield ETF
Class Name	Fidelity® Sustainable High Yield ETF
Trading Symbol	FSYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 110,601,210
Holdings Count | shares	431
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$110,601,210
Number of Holdings	431
Portfolio Turnover	102%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.2 BBB 2.2 BB 48.8 B 27.8 CCC,CC,C 14.9 D 0.1 Not Rated 2.9 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.2 BBB - 2.2 BB - 48.8 B - 27.8 CCC,CC,C - 14.9 D - 0.1 Not Rated - 2.9 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 89.9 Bank Loan Obligations 6.3 Common Stocks 0.5 Preferred Stocks 0.5 Preferred Securities 0.5 U.S. Treasury Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 89.9 Bank Loan Obligations - 6.3 Common Stocks - 0.5 Preferred Stocks - 0.5 Preferred Securities - 0.5 U.S. Treasury Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 93.0 Canada 1.9 France 0.9 Switzerland 0.9 Luxembourg 0.6 Brazil 0.6 Ghana 0.3 South Africa 0.3 Colombia 0.3 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Canada - 1.9 France - 0.9 Switzerland - 0.9 Luxembourg - 0.6 Brazil - 0.6 Ghana - 0.3 South Africa - 0.3 Colombia - 0.3 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PG&E Corp 2.4 Block Inc 2.4 CVS Health Corp 2.3 Hilton Domestic Operating Co Inc 2.3 Tenet Healthcare Corp 2.2 Whirlpool Corp 2.1 Level 3 Financing Inc 1.9 XPLR Infrastructure Operating Partners LP 1.7 Celanese US Holdings LLC 1.7 Post Holdings Inc 1.6 20.6